FINANCIAL RISK MANAGEMENT (Details 1) - Fuel-Price Risk [Member] - Fuel Derivative [Member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Top of range [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Benchmark price (per barrel)	$ 5	$ 5
Positions effect on equity	$ 1,800	$ 3,120
Bottom of range [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Benchmark price (per barrel)	$ (5)	$ (5)
Positions effect on equity	$ (3,300)	$ (4,780)